                                 [COMPASS ART]

                               Semi-Annual Report
                               DECEMBER 31, 2002

                                 [COUNTRY LOGO]

                                               COUNTRY Growth Fund
                                               COUNTRY Balanced Fund
                                               (formerly COUNTRY Asset
                                               Allocation Fund)

                                               COUNTRY Tax Exempt Bond Fund
                                               COUNTRY Short-term Bond Fund
                                               (formerly COUNTRY Short-Term
                                               Government Bond Fund)

                                               COUNTRY Bond Fund
                                               (formerly COUNTRY Long-Term Bond
                                               Fund)

                  INVESTMENT ADVISER'S LETTER TO SHAREHOLDERS

                                                                    January 2003

DEAR SHAREHOLDER:

    If you don't like the weather, wait a few minutes. It's an old saying, but it's often true. Despite that, much effort goes into determining what changes to expect. From the National Weather Service to The Weather Channel to the local newspaper to Grandma's aching joints, just about everyone has an opinion on the forecast. But, given the myriad variables that combine to impact weather, accuracy of forecasts diminishes significantly when looking beyond the next day or two. Financial markets are perhaps even more complex than the weather, and accuracy of predictions, even for short time periods, is even lower. We can look at trends and make judgments about how events will play out to influence markets, but in the final analysis any market forecast will be an educated guess.

    A year ago, few stock market observers expected negative returns in 2002. The economy was in decent shape, the nation was beginning to recover from the shock of terrorist attacks, and history suggested that three years of consecutive decline in equity prices was a rare occurrence. But, the pace of economic activity turned out to be slower than expected, corporate fraud and accounting shenanigans became daily news items, expectations for earnings advances declined and for the third year in a row, stock prices slumped for much of the year. As we look to 2003 and beyond, we see both positive and negative factors that will have varying impact on the direction of stock prices. The challenge will be to remain flexible in our investing strategy and continually re-assess our tactics as the year progresses.

    High-grade bonds brought a ray of sunshine into investors' portfolios last year. Thanks to a weaker-than-expected economy and continuing fears of terrorism and war, 2002 marked the third consecutive year that bonds had better returns than stocks. An accommodating Federal Reserve added fuel to the bond rally lowering short-term interest rates to the lowest level in over forty years. Returns were not positive in all areas of fixed income, particularly at the lower end of the corporate credit spectrum. The year will be remembered for record defaults and corporate credit downgrades. The safest bonds turned out to be the best performers. However as we enter 2003, storm clouds may be brewing. If interest rates begin to rise, some of last year's returns could evaporate.

    Weather forecasters have an advantage over market prognosticators; they understand the cyclical forces leading to changes in seasons and the impact such forces have on day-to-day weather patterns. Cyclical forces are at work in the market, too, but the duration and magnitude of them cannot be accurately predicted in advance. In the mid-1990's, not even the most optimistic stock guru would have predicted the five consecutive years of 20% plus equity returns seen from 1995 through 1999. In the late 1990's, no sophisticated bond investor would have anticipated how low interest rates would fall in 2002. One of the most important lessons that we have learned from the markets over the past few years is to expect the unexpected. Our current focus is on controlling risk for our shareholders as we search for opportunities to generate returns.

                              COUNTRY GROWTH FUND
                       INCEPTION DATE 04/21/66 (CLASS Y)

    The annualized returns for the Fund for the period ended December 31, 2002, are as follows:

1 YEAR   5 YEAR    10 YEARS
------   ------    --------
-18.36%   2.76%     8.87%

    These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of -22.10%. The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.'s Large-Cap Core group) returned -23.48% during this same time period. The Growth Fund ranked in the top 11% among 933 funds in the Lipper peer group for the past year and in the top 7% among 489 funds for the past five years.

    We remain cautious in our outlook for equities over the coming year. Our hope is that conditions improve and that markets advance; but we don't make investment decisions based on what we hope will happen. While we have confidence in the long-term prospects for the U.S. economy, we are concerned that near-term results could be volatile. In spite of our short-term worries, we continue to search for attractively priced companies that will grow successfully. Until those opportunities arise, we will maintain a defensive posture for the overall portfolio.

                             COUNTRY BALANCED FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

    The annualized returns for the Fund for the period ending Dec. 31, 2002, are as follows:

1 YEAR   5 YEARS   10 YEARS
------   -------   --------
-10.69%   2.96%     7.65%

    These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The COUNTRY Balanced Fund returned -10.69% during the past twelve months. This was better than the Lipper average balanced and flexible funds, which returned -11.71% and -11.78% over the same period.

    Equity markets in the U.S. continued to head lower throughout 2002, marking the third consecutive year of decline. Many factors contributed to the downturn, but the main culprit was the sluggish economy. Although some investors are hopeful that economic growth will pick up in 2003, corporate earnings will have to rebound significantly to support the current high valuations. Until these valuations return to reasonable levels, we doubt there can be any sustainable recovery in the equity markets.

    Bonds, on the other hand, were very strong last year as interest rates fell to their lowest levels in 40 years. Treasuries and other high quality issues were the best performers. Investors view these securities as the safest place to park money in turbulent times. Bonds have continued to be the only bright spot in U.S. securities markets for the last couple of years. Looking forward, though, we are concerned that future returns will be significantly lower. With rates at such low levels, bonds will have a hard time continuing to post solid positive returns.

    The asset allocation as of Dec. 31, 2002, was 60.6% stocks, 35.4% bonds, and 4.0% cash equivalents.

                          COUNTRY TAX-EXEMPT BOND FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

    The annualized total returns for the Fund for the period ending December 31, 2002, are as follows:

1 YEAR  5 YEARS   10 YEARS
------  -------   --------
9.00%    4.97%     5.41%

    These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Although the Fund's income is exempt from federal income tax, it may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

    Municipal bonds posted another strong year in 2002. Yields declined with the most significant decline occurring in the shorter maturities as 5-year bond yields dropped over 120 basis points. New issue supply surged to a record $357 billion in 2002. This was a 25% increase from 2001 levels. This huge supply was offset by widespread demand for municipal bonds. The positive bond performance over the past year, particularly relative to equities, illustrates the benefits of diversification. The Fund's one year total return was 9.00%. This compares to the Lipper Intermediate Municipal Bond Index return of 8.52%.

    Tax-exempt markets face many challenges in 2003. These include; projections for a rising rate environment, mounting state and local budget deficits, huge infrastructure demands, and a significant number of new bond issues. Additionally, there is also a potential for tax-exempt investment dollars moving to the equity market. However, if investors do not have the confidence to return to the equity market, we may see a continuation of strong demand for tax-exempt securities. Tax-exempt buyers have recognized municipals as a component of maintaining a broader asset allocation strategy. This strategy then enables them to enjoy a stream of high-quality, tax free income.

                          COUNTRY SHORT-TERM BOND FUND
                          INCEPTION 01/02/97 (CLASS Y)

    The annualized total returns for the Fund for the period ending December 31, 2002, are as follows:

1 YEAR  5 YEAR    SINCE INCEPTION
------  ------    ---------------
5.44%    5.77%         5.76%

    These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The bond market encountered several extremes during 2002. During the past twelve months the two-year Treasury note fell to its lowest yield in history, and we experienced more corporate defaults than ever before. These two factors, along with poor equity returns and modest inflation, contributed to another positive year for high-quality bonds. Accordingly, the COUNTRY Short-term Bond Fund rewarded shareholders with a 5.44% one-year return. This compared to a 4.37% return for the Lipper Short Investment Grade Bond Fund average.

    With interest rates at historical lows, we expect lower returns going forward. For that reason, the Fund's duration will remain shorter than our benchmark.

                               COUNTRY BOND FUND
                          INCEPTION 01/02/97 (CLASS Y)

    The annualized returns for the period ending December 31, 2002 are as follows:

1 YEAR  5 YEARS   SINCE INCEPTION
------  -------   ---------------
9.59%    7.36%         7.58%

    These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The COUNTRY Bond Fund returned 9.59% during the past twelve months. This compares to the Lipper A Rated Bond Average return of 8.42% and the Merrill Lynch Domestic Bond Index 10.41% return.

    Bonds were beneficiaries of a weak economy, low inflation, and the bear market in stocks. The Fund is primarily invested in high-quality issues, which were the best performers. A record level of bankruptcies and credit downgrades adversely affected lower quality corporate bonds.

    We continue to believe bonds add value to a diversified portfolio. However, we are anticipating lower returns as we enter 2003. The Fund is adopting a more defensive strategy with the current low level of interest rates.

                                   Sincerely,

                                [BRUCE D. FINKS]
                                 Bruce D. Finks
                                 Vice President

    Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund holdings and asset allocations are subject to change. For index definitions and more complete fund information, please refer to the following semi-annual report.

    Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividend reinvested and do not reflect sales charges. Past performance does not guarantee future results. The COUNTRY Growth Fund ranked in the top 24% among 154 funds in the Lipper Large-Cap Core Group for the past ten years.

Quasar Distributors, LLC, distributor.

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        COUNTRY GROWTH FUND
        AVERAGE ANNUAL RETURNS December 31, 2002

                                                                                                                SINCE
                                                                            1 YEAR     5 YEARS    10 YEARS    INCEPTION
                                                                            -------    -------    --------    ---------
              COUNTRY Growth Fund -- Class Y (04/21/66)                     -18.36%     2.76%      8.87%         9.03%
              COUNTRY Growth Fund -- Class A (03/01/02) (No Load)               N/A       N/A        N/A       -17.52%
              COUNTRY Growth Fund -- Class A (03/01/02) (Load)**                N/A       N/A        N/A       -22.07%
              S&P 500 Index*                                                -22.10%    -0.59%      9.34%           N/A

        -------------------------------
         * The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

        ** Reflects maximum sales charge of 5.50%.

        TEN LARGEST HOLDINGS December 31, 2002

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Microsoft Corporation.......................................  $ 3,877,500      2.75%
              The Proctor & Gamble Company................................    3,867,300      2.75
              General Electric Company....................................    3,409,000      2.42
              Gentex Corporation..........................................    3,290,560      2.34
              Wal-Mart Stores, Inc. ......................................    3,283,150      2.33
              Johnson & Johnson...........................................    3,222,600      2.29
              Pfizer Inc. ................................................    3,194,565      2.27
              The Allstate Corporation....................................    2,922,210      2.08
              Emerson Electric Co. .......................................    2,745,900      1.95
              Newell Rubbermaid Inc. .....................................    2,578,050      1.83
                                                                            -----------     -----
                                                                            $32,390,835     23.00%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY BALANCED FUND
        AVERAGE ANNUAL RETURNS December 31, 2002

                                                                                                                SINCE
                                                                            1 YEAR     5 YEARS    10 YEARS    INCEPTION
                                                                            -------    -------    --------    ---------
              COUNTRY Balanced Fund -- Class Y (12/07/78)                   -10.69%     2.96%      7.65%         8.78%
              COUNTRY Balanced Fund -- Class A (03/01/02) (No Load)             N/A       N/A        N/A       -10.12%
              COUNTRY Balanced Fund -- Class A (03/01/02) (Load)****            N/A       N/A        N/A       -15.07%
              S&P 500 Index*                                                -22.10%    -0.59%      9.34%           N/A
              Merrill Lynch U.S. Domestic Master Bond Index**                10.41%     7.57%      7.56%           N/A
              Lipper Balanced Fund Average***                               -11.71%     1.37%      7.19%           N/A

        -------------------------------
           * The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

          ** The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

         *** The Lipper Balanced Fund Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

        **** Reflects maximum sales charge of 5.50%.

        TEN LARGEST HOLDINGS December 31, 2002

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              Government National Mortgage Association, 6.000%,
               06/15/31...................................................  $  435,097      2.36%
              Microsoft Corporation.......................................     330,880      1.80
              Federal Home Loan Mortgage Corp., 6.250%, 03/05/12..........     329,609      1.79
              General Electric Company....................................     316,550      1.72
              CPL Transition Funding LLC, 3.540%, 01/15/07................     305,928      1.66
              Wells Fargo & Company.......................................     304,655      1.65
              The Procter & Gamble Company................................     292,196      1.59
              Government National Mortgage Association, 6.000%,
               02/15/32...................................................     290,104      1.57
              Federal National Mortgage Association, 6.375%, 06/15/09.....     289,666      1.57
              Coca-Cola Enterprises, Inc., 7.000%, 10/01/26...............     286,327      1.55
                                                                            ----------     -----
                                                                            $3,181,012     17.27%
                                                                            ==========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
        COUNTRY TAX EXEMPT BOND FUND
        AVERAGE ANNUAL RETURNS December 31, 2002

                                                                                                               SINCE
                                                                            1 YEAR    5 YEARS    10 YEARS    INCEPTION
                                                                            ------    -------    --------    ---------
              COUNTRY Tax Exempt Bond Fund -- Class Y (12/07/78)             9.00%     4.97%      5.41%        5.83%
              COUNTRY Tax Exempt Bond Fund -- Class A (03/01/02) (No Load)     N/A       N/A        N/A        5.77%
              COUNTRY Tax Exempt Bond Fund -- Class A (03/01/02) (Load)***     N/A       N/A        N/A        1.30%
              Lehman Brothers 7-Year Municipal Bond Index*                  10.35%     6.07%      6.35%          N/A
              Lipper Intermediate Municipal Bond Index**                     8.52%     5.09%      5.73%          N/A

        -------------------------------
          * The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expense.

         ** The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

        *** Reflects maximum sales charge of 4.25%.

        TEN LARGEST HOLDINGS December 31, 2002

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              California State Public Works Lease Revenue, 5.250%,
               06/01/11...................................................  $  854,505      5.58%
              Broward County, Florida, Resource Recovery Revenue, 5.375%,
               12/01/10...................................................     806,475      5.27
              Mississippi State Highway, Series #39 Revenue Bonds, 5.250%,
               06/01/08...................................................     763,688      4.99
              New Jersey State Unlimited General Obligation, 6.000%,
               02/15/11...................................................     589,195      3.85
              Indiana University Trustee Revenue Bonds, Student Fees,
               5.700%, 08/01/10...........................................     588,148      3.84
              Arapahoe County, School District #5 Cherry Creek Colorado
               Unlimited General Obligation, 5.500%, 12/15/09.............     578,010      3.78
              Maricopa County, Arizona School District #93 Cave Creek
               Unlimited Tax General Obligation, 6.400%, 07/01/06.........     575,380      3.76
              Iron County, Utah School District Unlimited General
               Obligation, 5.500%, 01/15/10...............................     572,600      3.74
              United Independent School District Unlimited General
               Obligation, Texas, 6.700%, 08/15/08........................     559,572      3.66
              Milwaukee, Wisconsin Unlimited General Obligation, 5.000%,
               12/15/07...................................................     559,250      3.66
                                                                            ----------     -----
                                                                            $6,446,823     42.13%
                                                                            ==========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY SHORT-TERM BOND FUND
        AVERAGE ANNUAL RETURNS December 31, 2002

                                                                            1 YEAR    5 YEAR     SINCE INCEPTION
                                                                            ------    -------    ---------------
              COUNTRY Short-Term Bond Fund -- Class Y (01/02/97)             5.44%     5.77%          5.76%
              COUNTRY Short-Term Bond Fund -- Class A (03/01/02) (No Load)     N/A       N/A          4.51%
              COUNTRY Short-Term Bond Fund -- Class A (03/01/02) (Load)***     N/A       N/A          1.94%
              Merrill Lynch U.S. Domestic Master Bond Index*                10.41%     7.57%          7.92%
              Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index**       5.88%     6.48%          6.51%

        -------------------------------
          * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

         ** The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

        *** Reflects maximum sales charge of 2.50%.

        TEN LARGEST HOLDINGS December 31, 2002

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Federal Farm Credit Bank, 2.150%, 01/02/04..................  $ 2,000,000      5.10%
              Private Export Funding, 7.650%, 05/15/06....................    1,750,185      4.46
              General Electric Capital Corp., 5.375%, 04/23/04............    1,412,050      3.60
              Federal Home Loan Mortgage Corp., 6.900%, 03/15/13..........    1,089,324      2.78
              Private Export Funding, 6.450%, 09/30/04....................    1,079,559      2.75
              Abbott Laboratories, 5.125%, 07/01/04.......................    1,050,124      2.68
              Citibank Credit Card Issuance Trust, 4.100%, 12/07/06.......    1,041,503      2.65
              Federal Home Loan Mortgage Corp., 5.500%, 12/15/05..........    1,031,201      2.63
              Ford Credit Auto Owner Trust, 3.620%, 01/15/06..............    1,020,474      2.60
              GE Capital Commercial Mortgage Corp., 5.030%, 12/10/35......      960,490      2.45
                                                                            -----------     -----
                                                                            $12,434,910     31.70%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
        COUNTRY BOND FUND
        AVERAGE ANNUAL RETURNS December 31, 2002

                                                                            1 YEAR   5 YEAR    SINCE INCEPTION
                                                                            ------   ------    ---------------
              COUNTRY Bond Fund -- Class Y (01/02/97)                        9.59%   7.36%          7.58%
              COUNTRY Bond Fund -- Class A (03/01/02) (No Load)                N/A     N/A          8.03%
              COUNTRY Bond Fund -- Class A (03/01/02) (Load)**                 N/A     N/A          3.44%
              Merrill Lynch U.S. Domestic Master Bond Index*                10.41%   7.57%          7.92%

        -------------------------------
         * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

        ** Reflects maximum sales charge of 4.25%.

        TEN LARGEST HOLDINGS December 31, 2002

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Government National Mortgage Association, 6.000%,
               06/15/31...................................................  $ 3,480,344      7.12%
              U.S. Treasury Bond, 6.125%, 08/15/29........................    1,467,871      3.00
              California Infrastructure PG & E, 6.420%, 09/25/08..........    1,089,189      2.23
              Government National Mortgage Association, 6.500%,
               07/15/29...................................................    1,041,975      2.13
              Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........    1,019,980      2.09
              Federal Home Loan Mortgage Corp., 6.250%, 03/05/12..........      878,958      1.80
              Federal National Mortgage Association, 6.375%, 06/15/09.....      868,999      1.78
              U.S. Treasury Bond, 5.250%, 11/15/28........................      783,604      1.60
              Ameritech Capital Funding Corp., 5.950%, 01/15/38...........      745,675      1.53
              Allstate Corp., 7.200%, 12/01/09............................      696,802      1.43
                                                                            -----------     -----
                                                                            $12,073,397     24.71%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY GROWTH FUND

                                          SHARES        VALUE
                                        ----------   ------------
COMMON STOCK -- 89.14%
CONSUMER DISCRETIONARY -- 9.40%
Gentex Corporation*...................     104,000   $  3,290,560
The Home Depot, Inc. .................      45,500      1,090,180
Jones Apparel Group, Inc.*............      60,000      2,126,400
Target Corporation....................      30,000        900,000
Tribune Company.......................      56,000      2,545,760
Wal-Mart Stores, Inc. ................      65,000      3,283,150
                                                     ------------
                                                       13,236,050
                                                     ------------
CONSUMER STAPLES -- 14.32%
Albertson's, Inc. ....................      80,000      1,780,800
The Coca-Cola Company.................      35,200      1,542,464
CVS Corporation.......................      59,000      1,473,230
Fox Entertainment Group, Inc. -- Class
  A*..................................      96,500      2,502,245
Kimberly-Clark Corporation............      52,000      2,468,440
Newell Rubbermaid Inc. ...............      85,000      2,578,050
Philip Morris Companies Inc. .........      50,000      2,026,500
The Proctor & Gamble Company..........      45,000      3,867,300
Unilever NV -- NYS....................      31,300      1,931,523
                                                     ------------
                                                       20,170,552
                                                     ------------
ENERGY -- 9.85%
Apache Corporation....................      44,000      2,507,560
ChevronTexaco Corporation.............      22,800      1,515,744
ConocoPhillips........................      28,000      1,354,920
Diamond Offshore Drilling, Inc. ......      58,000      1,267,300
Exxon Mobil Corporation...............      70,000      2,445,800
Halliburton Company...................      82,000      1,534,220
Royal Dutch Petroleum
  Company -- NYS......................      45,000      1,980,900
Schlumberger Limited..................      30,000      1,262,700
                                                     ------------
                                                       13,869,144
                                                     ------------
FINANCE -- 13.76%
The Allstate Corporation..............      79,000      2,922,210
American Express Company..............      43,100      1,523,585
American International Group, Inc. ...      40,000      2,314,000
The Bank of New York Company, Inc. ...      44,000      1,054,240
Bank One Corporation..................      49,500      1,809,225
Citigroup Inc. .......................      54,000      1,900,260
Fannie Mae............................      30,000      1,929,900
MGIC Investment Corporation...........      26,700      1,102,710
Washington Mutual, Inc. ..............      67,500      2,330,775
Wells Fargo & Company.................      53,000      2,484,110
                                                     ------------
                                                       19,371,015
                                                     ------------
HEALTH -- 11.11%
Abbott Laboratories...................      53,150      2,126,000
Baxter International Inc. ............      40,000      1,120,000
Bristol-Myers Squibb Company..........      58,000      1,342,700
Johnson & Johnson.....................      60,000      3,222,600
McKesson Corporation..................      50,000      1,351,500
Merck & Co. Inc. .....................      43,000      2,434,230
Pfizer Inc. ..........................     104,500      3,194,565
Quest Diagnostics Incorporated*.......      15,000        853,500
                                                     ------------
                                                       15,645,095
                                                     ------------
INDUSTRIAL -- 11.46%
American Power Conversion
  Corporation*........................     104,000      1,575,600
Caterpillar Inc. .....................      47,300      2,162,556
Emerson Electric Co. .................      54,000      2,745,900
FedEx Corp. ..........................      40,000      2,168,800
General Electric Company..............     140,000      3,409,000
Masco Corporation.....................     115,000      2,420,750
Rockwell Automation, Inc. ............      80,000      1,656,800
                                                     ------------
                                                       16,139,406
                                                     ------------
MATERIALS -- 1.85%
Alcoa Inc. ...........................      30,000        683,400
Newmont Mining Corporation............      66,000      1,915,980
                                                     ------------
                                                        2,599,380
                                                     ------------

                                          SHARES        VALUE
                                        ----------   ------------
TECHNOLOGY -- 10.16%
Analog Devices, Inc.*.................      35,200   $    840,224
AOL Time Warner, Inc.*................      58,200        762,420
Cisco Systems, Inc.*..................     102,000      1,336,200
EMC Corporation*......................      66,000        405,240
Intel Corporation.....................      98,600      1,535,202
International Business Machines
  Corporation.........................      17,300      1,340,750
International Rectifier
  Corporation*........................      60,000      1,107,600
Microsoft Corporation*................      75,000      3,877,500
Motorola, Inc. .......................     115,000        994,750
Siebel Systems, Inc.*.................      64,000        478,720
Tellabs, Inc.*........................     225,000      1,635,750
                                                     ------------
                                                       14,314,356
                                                     ------------
TELECOMMUNICATIONS -- 4.03%
ALLTEL Corporation....................      39,400      2,009,400
SBC Communications Inc. ..............      46,500      1,260,615
Verizon Communications Inc. ..........      61,900      2,398,625
                                                     ------------
                                                        5,668,640
                                                     ------------
UTILITIES -- 3.20%
Calpine Corporation*..................     173,000        563,980
DPL Inc. .............................      64,000        981,760
Nicor Inc. ...........................      41,400      1,408,842
Progress Energy, Inc. ................      35,900      1,556,265
                                                     ------------
                                                        4,510,847
                                                     ------------
TOTAL COMMON STOCK
  (cost $113,637,914).................                125,524,485
                                                     ------------
                                        PRINCIPAL
                                          AMOUNT
                                        ----------
COMMERCIAL PAPER -- 6.60%
ABN AMRO North American Holdings
  1.300%, 01/16/03....................  $1,307,000      1,306,292
American Express Credit 1.180%,
  01/08/03............................   1,500,000      1,499,656
American General Financial 1.310%,
  01/10/03............................     500,000        499,836
General Electric Capital 1.350%,
  02/19/03............................   2,000,000      1,996,325
Quebec Province 1.300%, 01/31/03......   2,000,000      1,997,833
Transamerica Finance 1.320%,
  01/17/03............................   2,000,000      1,998,827
                                                     ------------
TOTAL COMMERCIAL PAPER
  (cost $9,298,769)...................                  9,298,769
                                                     ------------
                                          SHARES
                                        ----------
MONEY MARKET FUNDS -- 4.31%
Federated Prime Obligations Fund......   1,962,938      1,962,938
Harris Insight Money Market...........   1,982,865      1,982,866
Janus Institutional Money Market
  Fund................................   2,121,686      2,121,686
                                                     ------------
TOTAL MONEY MARKET FUNDS
  (cost $6,067,490)...................                  6,067,490
                                                     ------------
TOTAL INVESTMENTS -- 100.05%
  (cost $129,004,173).................                140,890,744
                                                     ------------
LIABILITIES LESS OTHER
  ASSETS -- (0.05%)...................                    (68,345)
                                                     ------------
NET ASSETS -- 100.00%.................               $140,822,399
                                                     ============

* Non-income producing.

NYS -- New York Shares

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BALANCED FUND

                                            SHARES        VALUE
                                           ---------   -----------
COMMON STOCK -- 60.41%
CONSUMER DISCRETIONARY -- 6.66%
Abercrombie & Fitch Co. -- Class A.......     5,600    $   114,576
Gentex Corporation*......................     7,500        237,300
The Home Depot, Inc. ....................     5,300        126,988
Jones Apparel Group, Inc.*...............     4,900        173,656
Target Corporation.......................     5,500        165,000
Tribune Company..........................     4,000        181,840
Wal-Mart Stores, Inc. ...................     4,500        227,295
                                                       -----------
                                                         1,226,655
                                                       -----------
CONSUMER STAPLES -- 7.96%
Albertson's, Inc. .......................     5,400        120,204
The Coca-Cola Company....................     4,000        175,280
CVS Corporation..........................     6,000        149,820
Fox Entertainment Group, Inc. -- Class
  A*.....................................     7,000        181,510
Kimberly-Clark Corporation...............     4,200        199,374
Newell Rubbermaid Inc. ..................     6,800        206,244
Philip Morris Companies Inc. ............     3,500        141,855
The Procter & Gamble Company.............     3,400        292,196
                                                       -----------
                                                         1,466,483
                                                       -----------
ENERGY -- 6.50%
Apache Corporation.......................     3,630        206,874
ConocoPhillips...........................     4,400        212,916
Diamond Offshore Drilling, Inc. .........     4,800        104,880
Exxon Mobil Corporation..................     5,800        202,652
Halliburton Company......................    12,400        232,004
Royal Dutch Petroleum Company -- NYS.....     4,000        176,080
Schlumberger Limited.....................     1,500         63,135
                                                       -----------
                                                         1,198,541
                                                       -----------
FINANCE -- 11.10%
The Allstate Corporation.................     5,000        184,950
American Express Company.................     3,400        120,190
American International Group, Inc. ......     4,000        231,400
Bank of America Corporation..............     3,055        212,536
The Bank of New York Company, Inc. ......     5,600        134,176
Bank One Corporation.....................     4,000        146,200
Citigroup Inc. ..........................     6,093        214,413
Fannie Mae...............................     3,350        215,506
MBNA Corporation.........................     3,000         57,060
Washington Mutual, Inc. .................     6,500        224,445
Wells Fargo & Company....................     6,500        304,655
                                                       -----------
                                                         2,045,531
                                                       -----------
HEALTH -- 7.22%
Abbott Laboratories......................     4,000        160,000
Baxter International Inc. ...............     4,300        120,400
Bristol-Myers Squibb Company.............     5,900        136,585
Johnson & Johnson........................     4,500        241,695
Merck & Co. Inc. ........................     4,600        260,406
Pfizer Inc. .............................     9,000        275,130
Quest Diagnostics Incorporated*..........     2,400        136,560
                                                       -----------
                                                         1,330,776
                                                       -----------
INDUSTRIAL -- 6.57%
American Power Conversion Corporation*...    12,000        181,800
Caterpillar Inc. ........................     3,200        146,304
Emerson Electric Co. ....................     2,800        142,380
FedEx Corp. .............................     2,200        119,284
General Electric Company.................    13,000        316,550
Masco Corporation........................     7,100        149,455
Rockwell Automation, Inc. ...............     7,500        155,325
                                                       -----------
                                                         1,211,098
                                                       -----------
MATERIALS -- 1.57%
Alcoa Inc. ..............................     7,000        159,460
Newmont Mining Corporation...............     4,500        130,635
                                                       -----------
                                                           290,095
                                                       -----------

                                            SHARES        VALUE
                                           ---------   -----------
TECHNOLOGY -- 7.23%
Analog Devices, Inc.*....................     4,300    $   102,641
Cisco Systems, Inc.*.....................    11,800        154,580
EMC Corporation*.........................     8,800         54,032
Intel Corporation........................     9,500        147,915
International Business Machines
  Corporation............................     2,400        186,000
International Rectifier Corporation*.....     8,500        156,910
Microsoft Corporation*...................     6,400        330,880
Siebel Systems, Inc.*....................     8,800         65,824
Tellabs, Inc.*...........................    18,300        133,041
                                                       -----------
                                                         1,331,823
                                                       -----------
TELECOMMUNICATIONS -- 2.89%
ALLTEL Corporation.......................     3,400        173,400
BellSouth Corporation....................     3,000         77,610
SBC Communications Inc. .................     4,194        113,699
Verizon Communications Inc. .............     4,322        167,478
                                                       -----------
                                                           532,187
                                                       -----------
UTILITIES -- 2.71%
Calpine Corporation*.....................    16,000         52,160
Duke Energy Corporation..................     7,100        138,734
Nicor Inc. ..............................     4,500        153,135
Progress Energy, Inc. ...................     3,600        156,060
                                                       -----------
                                                           500,089
                                                       -----------
TOTAL COMMON STOCK
  (cost $10,311,468).....................               11,133,278
                                                       -----------
                                           PRINCIPAL
                                            AMOUNT
                                           ---------
BONDS AND NOTES -- 35.47%
ASSET BACKED -- 7.24%
Chemical Master Credit Card Trust 1
  5.980%, 09/15/08.......................  $200,000        215,447
CPL Transition Funding, LLC
  3.540%, 01/15/07.......................   300,000        305,928
Discover Card Master Trust I
  5.600%, 05/16/06.......................   250,000        259,000
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28.......................   250,000        266,682
Green Tree Financial Corporation
  6.870%, 01/15/29.......................    82,916         81,087
The Money Store Home Equity Trust
  8.140%, 10/15/27.......................   200,000        206,061
                                                       -----------
                                                         1,334,205
                                                       -----------
AUTO -- 0.60%
General Motors Acceptance Corp.
  8.875%, 06/01/10.......................   100,000        110,703
                                                       -----------
BANKING -- 1.32%
Citicorp
  7.200%, 06/15/07.......................   100,000        113,014
Inter-American Development Bank
  8.875%, 06/01/09.......................   100,000        130,137
                                                       -----------
                                                           243,151
                                                       -----------
FOOD & BEVERAGE -- 2.66%
Campbell Soup Company
  4.750%, 10/01/03.......................   200,000        204,446
Coca-Cola Enterprises, Inc.
  7.000%, 10/01/26.......................   250,000        286,327
                                                       -----------
                                                           490,773
                                                       -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BALANCED FUND (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
MORTGAGE BACKED -- 9.51%
Federal Home Loan Mortgage Corp.:
  10.150%, 04/15/06......................  $    259    $       260
  6.000%, 12/15/08.......................   200,000        213,125
Federal National Mortgage Association:
  6.000%, 02/18/21.......................    68,965         69,073
  6.247%, 03/17/21.......................   111,959        114,200
Government National Mortgage Association:
  9.000%, 05/15/09.......................     2,714          2,969
  9.500%, 06/15/09.......................     2,609          2,897
  9.500%, 08/15/09.......................       797            885
  9.000%, 07/15/16.......................    12,134         13,524
  6.500%, 07/15/29.......................   174,765        183,763
  6.000%, 06/15/31.......................   417,114        435,097
  6.000%, 02/15/32.......................   278,108        290,104
Morgan Stanley Dean Witter Capital I
  5.740%, 12/15/35.......................   200,000        215,969
Sears Roebuck Credit Account Master Trust
  5.650%, 03/17/09.......................   200,000        209,831
                                                       -----------
                                                         1,751,697
                                                       -----------
RETAILING -- 1.09%
Sears Roebuck Acceptance Corp.
  6.000%, 03/20/03.......................   200,000        200,119
                                                       -----------
TELEPHONE UTILITY -- 2.57%
Bell Telephone Co of PA
  8.350%, 12/15/30.......................   200,000        252,778
BellSouth Capital Funding Corp.
  6.040%, 11/15/26.......................   200,000        221,119
                                                       -----------
                                                           473,897
                                                       -----------
TRANSPORTATION -- 1.22%
Norfolk Southern Corp.
  7.050%, 05/01/37.......................   200,000        225,332
                                                       -----------

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
U.S. GOVERNMENT AGENCIES -- 5.53%
Federal Home Loan Mortgage Corp.:
  6.625%, 09/15/09.......................  $200,000    $   234,932
  6.250%, 03/05/12.......................   300,000        329,609
Federal National Mortgage Association
  6.375%, 06/15/09.......................   250,000        289,666
Tennessee Valley Authority
  5.375%, 11/13/08.......................   150,000        165,228
                                                       -----------
                                                         1,019,435
                                                       -----------
U.S. GOVERNMENT OBLIGATIONS -- 3.73%
U.S. Treasury Bond:
  3.375%, 01/15/12 (1)...................   203,848        222,895
  6.125%, 08/15/29.......................   200,000        234,859
U.S. Treasury Note
  6.875%, 05/15/06.......................   200,000        230,172
                                                       -----------
                                                           687,926
                                                       -----------
TOTAL BONDS AND NOTES
  (cost $6,013,532)......................                6,537,238
                                                       -----------
                                            SHARES
                                           ---------
MONEY MARKET FUNDS -- 3.95%
Federated Prime Obligations Fund
  (cost $727,281)........................   727,281        727,281
                                                       -----------
TOTAL INVESTMENTS -- 99.83%
  (cost $17,052,281).....................               18,397,797
                                                       -----------
ASSETS LESS OTHER LIABILITIES -- 0.17%...                   30,499
                                                       -----------
NET ASSETS -- 100.00%....................              $18,428,296
                                                       ===========

* Non-income producing.

NYS -- New York Shares

(1) United States Treasury Inflation Index Bond

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY TAX EXEMPT BOND FUND

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.94%
ALABAMA -- 5.33%
Alabama Drinking Water Financing
  Authority
  4.100%, 08/15/07.......................  $500,000    $   537,420
Alabama State Public School and College
  Authority
  5.000%, 02/01/08.......................   250,000        278,583
                                                       -----------
                                                           816,003
                                                       -----------
ARIZONA -- 3.76%
Maricopa County, School District #93 Cave
  Creek Arizona Unlimited Tax General
  Obligation
  6.400%, 07/01/06.......................   500,000        575,380
                                                       -----------
CALIFORNIA -- 7.59%
California State Public Works Lease
  Revenue
  5.250%, 06/01/11.......................   750,000        854,505
City of Fresno, California Sewer System
  Revenue
  6.250%, 09/01/14.......................   250,000        306,345
                                                       -----------
                                                         1,160,850
                                                       -----------
COLORADO -- 9.72%
Arapahoe County, School District #5
  Cherry Creek Colorado Unlimited General
  Obligation
  5.500%, 12/15/09.......................   500,000        578,010
Colorado Springs, Colorado Utilities
  Revenue Bonds:
  5.250%, 11/15/08.......................   400,000        454,196
  5.250%, 11/15/09.......................   400,000        454,596
                                                       -----------
                                                         1,486,802
                                                       -----------
FLORIDA -- 7.10%
Broward County, Florida, Resource
  Recovery Revenue
  5.375%, 12/01/10.......................   750,000        806,475
Seacoast, Florida Utilities Authority
  Water and Sewer Utility Revenue Bond
  5.000%, 03/01/08.......................   250,000        279,170
                                                       -----------
                                                         1,085,645
                                                       -----------
GEORGIA -- 1.87%
Atlanta, Georgia Airport Revenue Bond,
  Series A
  5.750%, 01/01/11.......................   250,000        286,198
                                                       -----------
ILLINOIS -- 4.95%
Northwest Suburban Municipal Joint Action
  Water Agency Illinois Contract Revenue
  6.450%, 05/01/07.......................   400,000        466,548
Regional Transportation Authority
  Illinois Limited Tax General Obligation
  5.750%, 06/01/11.......................   250,000        291,090
                                                       -----------
                                                           757,638
                                                       -----------
INDIANA -- 3.84%
Indiana University Trustee Revenue Bond,
  Student Fees
  5.700%, 08/01/10.......................   550,000        588,148
                                                       -----------
MASSACHUSETTS -- 0.72%
Massachusetts State Grant Anticipation
  Notes Revenue Bond, Series B
  5.000%, 12/15/08.......................   100,000        112,019
                                                       -----------
MICHIGAN -- 6.54%
Michigan State Hospital Financing
  Authority Revenue Ascension Health
  Credit, Series A
  5.500%, 11/15/06.......................   400,000        447,908
Michigan Municipal Board Authority
  Revenue Bond
  5.500%, 10/01/05.......................   500,000        552,885
                                                       -----------
                                                         1,000,793
                                                       -----------

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
MISSISSIPPI -- 4.99%
Mississippi State Highway, Series #39
  Revenue Bond
  5.250%, 06/01/08.......................  $675,000    $   763,688
                                                       -----------
MISSOURI -- 7.91%
Cape Girardeau, Missouri Waterworks
  System Revenue
  7.450%, 03/01/05.......................   500,000        535,175
Missouri State Environmental Improvement
  & Energy Resource Authority Pollution
  Control Revenue Bond
  5.250%, 12/01/09.......................   250,000        276,625
Missouri State Health and Educational
  Facilities Revenue Bond
  6.000%, 05/15/07.......................   350,000        397,722
                                                       -----------
                                                         1,209,522
                                                       -----------
NEW JERSEY -- 5.67%
Essex County, New Jersey Unlimited
  General Obligation
  5.000%, 08/01/07.......................   250,000        278,967
New Jersey State Unlimited General
  Obligation
  6.000%, 02/15/11.......................   500,000        589,195
                                                       -----------
                                                           868,162
                                                       -----------
NORTH CAROLINA -- 3.70%
Guilford County, North Carolina General
  Obligation Unlimited, Series B
  5.000%, 10/01/11.......................   250,000        278,542
North Carolina Eastern Municipal Power
  Agency System Revenue
  7.000%, 01/01/08.......................   250,000        287,345
                                                       -----------
                                                           565,887
                                                       -----------
PENNSYLVANIA -- 1.74%
Northampton County, Pennsylvania
  Authority Revenue Bond
  5.000%, 10/01/04.......................   250,000        265,993
                                                       -----------
TEXAS -- 7.02%
Alvarado, Texas Independent School
  District
  6.800%, 02/15/10.......................   420,000        514,130
United Independent School District
  Unlimited General Obligation, Texas
  6.700%, 08/15/08.......................   465,000        559,572
                                                       -----------
                                                         1,073,702
                                                       -----------
UTAH -- 5.89%
Iron County, Utah School District General
  Obligation Unlimited
  5.500%, 01/15/10.......................   500,000        572,600
Utah State Board Regents Revenue Bond
  5.500%, 08/01/05.......................   300,000        328,770
                                                       -----------
                                                           901,370
                                                       -----------
WASHINGTON -- 2.51%
Washington State Public Power Supply
  Systems Nuclear Project #2 Revenue Bond
  Series A 5.750%, 07/01/09..............   335,000        383,930
                                                       -----------
WISCONSIN -- 7.09%
Milwaukee, Wisconsin Unlimited General
  Obligation
  5.000%, 12/15/07.......................   500,000        559,250
Wisconsin Housing and Economic
  Development Authority Bond 4.350%,
  11/01/09...............................   500,000        524,865
                                                       -----------
                                                         1,084,115
                                                       -----------
TOTAL MUNICIPAL BONDS
  (cost $13,906,018).....................               14,985,845
                                                       -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY TAX EXEMPT BOND FUND (CONTINUED)

                                            SHARES        VALUE
                                           ---------   -----------
TAX EXEMPT MONEY MARKET FUND -- 1.00%
  (cost $152,407)
Vanguard Tax-Exempt Money Market Fund....   152,407    $   152,407
                                                       -----------
TOTAL INVESTMENTS -- 98.94%
  (cost $14,058,425).....................               15,138,252
                                                       -----------
ASSETS LESS OTHER LIABILITIES -- 1.06%...                  162,302
                                                       -----------
NET ASSETS -- 100.00%....................              $15,300,554
                                                       ===========

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY SHORT-TERM BOND FUND

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
BONDS AND NOTES -- 83.29%
ASSET BACKED -- 18.14%
Atlantic City Electric Transition
  Funding, LLC
  2.890%, 07/20/10.....................  $  600,000   $   603,000
CIT Equipment Collateral
  4.030%, 01/20/06.....................     500,000       513,582
Citibank Credit Card Issuance Trust
  4.100%, 12/07/06.....................   1,000,000     1,041,503
Community Program Loan Trust
  4.500%, 10/01/18.....................     292,236       299,407
CPL Transition Funding, LLC
  3.540%, 01/15/07.....................     500,000       509,879
Discover Card Master Trust I
  5.600%, 05/16/06.....................     300,000       310,800
Ford Credit Auto Owner Trust
  3.620%, 01/15/06.....................   1,000,000     1,020,474
Honda Auto Receivables Owner Trust
  3.500%, 10/17/05.....................     300,000       305,773
MBNA Master Credit Card Trust
  5.250%, 02/15/06.....................     750,000       770,401
MMCA Automobile Trust
  4.150%, 05/15/06.....................     300,000       309,557
Reliant Energy Transition Bond Co.
  3.840%, 09/15/07.....................     886,037       914,316
Toyota Auto Receivables Owner Trust
  4.000%, 07/15/08.....................     500,000       520,416
                                                      -----------
                                                        7,119,108
                                                      -----------
CORPORATE BONDS -- 31.62%
Abbott Laboratories
  5.125%, 07/01/04.....................   1,000,000     1,050,124
Ameritech Capital Funding
  5.950%, 01/15/38.....................     400,000       426,100
AT&T Corp.
  6.375%, 03/15/04.....................     500,000       512,683
Carolina Power & Light
  7.875%, 04/15/04.....................     500,000       532,312
Caterpillar Financial Services Corp.
  4.690%, 04/25/05.....................     500,000       521,938
Central Power & Light Co.
  6.875%, 02/01/03.....................     250,000       250,487
Citigroup, Inc.
  5.700%, 02/06/04.....................     700,000       728,302
Ford Motor Credit Corp.
  7.500%, 06/15/04.....................     500,000       513,789
Gannett Co., Inc.
  4.950%, 04/01/05.....................     500,000       529,430
General Electric Capital Corp.
  5.375%, 04/23/04.....................   1,350,000     1,412,050
General Motors Acceptance Corp.
  6.380%, 01/30/04.....................     500,000       513,492
International Lease Finance Corp.
  4.750%, 01/18/05.....................     500,000       512,624
John Deere Capital Corp.
  4.125%, 12/05/03.....................     500,000       510,763
Lowe's Companies, Inc.
  7.110%, 05/15/37.....................     300,000       365,065
Merrill Lynch & Co.
  4.540%, 03/08/05.....................     500,000       521,253
New York Telephone Co.
  4.875%, 01/01/06.....................     600,000       602,554
Rowan Co., Inc.
  5.880%, 03/15/12.....................     863,000       936,533
Texas Instruments, Inc.
  9.250%, 06/15/03.....................     300,000       309,025
USAA Capital Corp.
  3.130%, 12/15/05.....................     400,000       408,613
Wal-Mart Stores
  4.375%, 08/01/03.....................     500,000       508,504

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
Walt Disney Company
  4.500%, 09/15/04.....................  $  500,000   $   512,810
West Penn Power Co.
  6.375%, 06/01/04.....................     250,000       233,700
                                                      -----------
                                                       12,412,151
                                                      -----------
MORTGAGED BACKED -- 18.66%
Banc of America Commercial Mortgage
  Inc.
  4.334%, 06/11/35.....................     452,371       470,557
Federal Home Loan Mortgage Corp.:
  5.500%, 12/15/05.....................   1,000,000     1,031,201
  5.500%, 03/01/09.....................     803,750       834,120
  6.000%, 11/15/11.....................     489,663       519,531
  6.900%, 03/15/13.....................   1,000,000     1,089,324
Federal National Mortgage Association:
  6.500%, 08/01/04.....................     266,777       273,868
  5.000%, 06/25/11.....................     500,000       513,750
First Union National Bank Commercial
  Mortgage
  5.196%, 08/15/33.....................     802,911       846,408
GE Capital Commercial Mortgage Corp.
  5.033%, 12/10/35.....................     908,860       960,490
GE Capital Mortgage Services, Inc.
  6.500%, 01/25/24.....................     291,659       296,318
Salomon Brothers Mortgage Securities
  VII
  3.222%, 03/18/36.....................     483,164       489,792
                                                      -----------
                                                        7,325,359
                                                      -----------
U.S. GOVERNMENT AGENCIES -- 14.87%
Federal Farm Credit Bank:
  5.000%, 02/03/03.....................     500,000       499,665
  2.150%, 01/02/04.....................   2,000,000     2,000,000
Federal National Mortgage Association
  5.750%, 04/15/03.....................     500,000       506,400
Private Export Funding:
  6.450%, 09/30/04.....................   1,000,000     1,079,559
  7.650%, 05/15/06.....................   1,500,000     1,750,185
                                                      -----------
                                                        5,835,809
                                                      -----------
TOTAL BONDS AND NOTES
  (cost $31,580,786)...................                32,692,427
                                                      -----------
COMMERCIAL PAPER -- 11.76%
American Express
  1.310%, 01/17/03.....................     884,000       883,485
American Express Credit Corp.
  1.300%, 01/29/03.....................     709,000       708,283
FNMA
  1.420%, 01/30/03.....................     800,000       799,214
Toyota Motor Credit
  1.300%, 01/06/03.....................   1,000,000       999,819
Wells Fargo & Co.
  1.310%, 01/21/03.....................   1,227,000     1,226,107
                                                      -----------
TOTAL COMMERCIAL PAPER
  (cost $4,616,908)....................                 4,616,908
                                                      -----------
                                           SHARES
                                         ----------
MONEY MARKET FUNDS -- 4.36%
Federated Prime Obligations Fund.......     554,542       554,542
Janus Institutional Money Market
  Fund.................................   1,156,583     1,156,583
                                                      -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,711,125)....................                 1,711,125
                                                      -----------
TOTAL INVESTMENTS -- 99.41%
  (cost $37,908,819)...................                39,020,460
                                                      -----------
OTHER ASSETS LESS
  LIABILITIES -- 0.59%.................                   231,818
                                                      -----------
NET ASSETS -- 100.00%..................               $39,252,278
                                                      ===========

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BOND FUND

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
BONDS AND NOTES -- 77.94%
ASSET BACKED -- 6.32%
California Infrastructure PG & E - 1
  6.420%, 09/25/08.....................  $1,000,000   $ 1,089,189
Discover Credit Card Master Trust - I
  5.850%, 01/17/06.....................     500,000       512,081
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28.....................     500,000       533,365
Green Tree Financial Corporation
  6.870%, 01/15/29.....................     165,831       162,174
The Money Store Home Equity Trust:
  5.675%, 02/15/09.....................      63,647        63,645
  8.140%, 10/15/27.....................     350,000       360,607
Sears Credit Account Master Trust
  5.650%, 03/17/09.....................     350,000       367,204
                                                      -----------
                                                        3,088,265
                                                      -----------
CORPORATE BOND -- 35.01%
Abbott Laboratories Corp.
  5.400%, 09/15/08.....................     500,000       546,063
Allstate Corp.
  7.200%, 12/01/09.....................     600,000       696,802
American General Finance Corp.
  5.750%, 03/15/07.....................     400,000       431,944
Ameritech Capital Funding Corp.
  5.950%, 01/15/38.....................     700,000       745,675
Asian Development Bank
  5.593%, 07/16/18.....................     500,000       509,999
AT&T Corp.
  6.375%, 03/15/04.....................     400,000       410,146
Bank of America Corp.
  6.975%, 03/07/37.....................     500,000       594,196
Burlington Northern Santa Fe:
  6.940%, 01/02/14.....................     228,522       251,977
  6.530%, 07/15/37.....................     400,000       416,652
Canadian National Railway Co.
  6.450%, 07/15/06.....................     400,000       438,752
Central Illinois Public Service Co.
  7.610%, 06/01/17.....................     300,000       334,833
Citicorp
  7.200%, 06/15/07.....................     250,000       282,534
Conoco Funding Co.
  6.350%, 10/15/11.....................     600,000       671,151
CSX Corp.
  6.420%, 06/15/10.....................     250,000       278,179
CSX Transportation, Inc.
  6.500%, 04/15/14.....................     600,000       676,360
Delphi Auto Systems Corp.
  6.125%, 05/01/04.....................     500,000       515,910
Delta Air Lines:
  6.417%, 07/02/12.....................     200,000       211,836
  6.718%, 01/02/23.....................     200,000       211,375
Federal Express Corp.
  6.720%, 01/15/22.....................     368,138       406,606
Florida Power Corp.
  6.000%, 07/01/03.....................     400,000       407,700
Ford Motor Credit Co.
  7.200%, 06/15/07.....................     600,000       606,076
General Electric Capital Corp.
  6.500%, 11/01/06.....................     300,000       332,882
General Motors Acceptance Corp.
  6.750%, 01/15/06.....................     500,000       518,163
GTE Corp.
  6.36%, 04/15/06......................     400,000       432,340
GTE South, Inc.
  6.125%, 06/15/07.....................     200,000       219,306
Halliburton Company
  6.750%, 02/01/27.....................     100,000       100,106

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
Ingersoll-Rand Co.
  6.015%, 02/15/28.....................  $  400,000   $   439,643
Madison Gas & Electric Co.
  6.020%, 09/15/08.....................     300,000       324,789
Norfolk Southern Corp.
  7.050%, 05/01/37.....................     350,000       394,331
Northwest Airlines Corp.
  7.935%, 04/01/19.....................     649,255       682,273
Oklahoma Gas & Electric Co.
  6.650%, 07/15/27.....................     250,000       276,583
Procter & Gamble Co.
  5.250%, 09/15/03.....................     500,000       512,370
Progress Energy, Inc.:
  7.100%, 03/01/11.....................     200,000       220,833
  6.850%, 04/15/12.....................     100,000       109,725
Province of Ontario
  5.500%, 10/01/08.....................     400,000       442,892
Salomon Smith Barney Holding
  6.250%, 05/15/03.....................     250,000       254,194
Sears Roebuck Acceptance Corp.
  6.000%, 03/20/03.....................     200,000       200,119
Suntrust Capital II
  7.900%, 06/15/27.....................     200,000       223,245
Time Warner, Inc.
  6.950%, 01/15/28.....................     350,000       333,764
Union Pacific Railroad
  6.630%, 01/27/22.....................     400,000       448,932
Wachovia Corp.
  6.605%, 10/01/25.....................     600,000       653,011
Wisconsin Bell Telephone Co.
  6.350%, 12/01/26.....................     300,000       335,418
                                                      -----------
                                                       17,099,685
                                                      -----------
MORTGAGE BACKED -- 22.75%
Federal Home Loan Mortgage Corp.:
  5.000%, 05/15/21.....................     310,585       312,759
  6.000%, 03/15/09.....................     125,072       126,078
  7.000%, 03/01/12.....................     956,397     1,019,980
Federal National Mortgage Association:
  6.000%, 02/18/21.....................      68,965        69,073
  6.247%, 03/17/21.....................     229,515       234,111
  6.500%, 09/25/22.....................     200,000       207,993
Government National Mortgage
  Association:
  6.500%, 04/15/26.....................     632,848       667,247
  8.000%, 07/15/26.....................     506,252       552,195
  6.500%, 07/15/29.....................     990,954     1,041,975
  7.500%, 11/15/29.....................     599,546       640,346
  6.000%, 06/15/31.....................   3,336,500     3,480,344
  6.000%, 02/15/32.....................     648,918       676,908
GS Mortgage Securities Corporation II
  6.620%, 10/18/30.....................     300,000       334,973
Heller Financial Commercial Mortgage
  7.750%, 01/17/34.....................     400,000       476,859
J.P. Morgan Commercial Mortgage Finance
  Corp.
  7.088%, 09/15/29.....................     556,000       631,208
Merrill Lynch Mortgage Investors, Inc.
  7.370%, 11/15/31.....................     279,310       307,887
Morgan Stanley Capital I
  6.760%, 03/15/32.....................     303,914       334,302
                                                      -----------
                                                       11,114,238
                                                      -----------
MUNICIPAL -- 0.38%
Wisconsin State Unlimited General
  Obligation
  6.550%, 11/01/05.....................     170,000       187,779
                                                      -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BOND FUND (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
U.S. GOVERNMENT AGENCIES -- 8.25%
Federal Farm Credit Bank
  6.690%, 09/08/10.....................  $  500,000   $   587,273
Federal Home Loan Bank
  5.750%, 05/15/12.....................     500,000       560,073
Federal Home Loan Mortgage Corp.:
  6.250%, 03/05/12.....................     800,000       878,958
  6.625%, 09/15/09.....................     400,000       469,864
Federal National Mortgage Association
  6.375%, 06/15/09.....................     750,000       868,999
Private Export Funding
  5.685%, 05/15/12.....................     250,000       277,151
Tennessee Valley Authority
  5.375%, 11/13/08.....................     350,000       385,532
                                                      -----------
                                                        4,027,850
                                                      -----------
U.S. GOVERNMENT OBLIGATIONS -- 5.23%
U.S. Treasury Bonds:
  5.250%, 11/15/28.....................     750,000       783,604
  6.125%, 08/15/29.....................   1,250,000     1,467,871
U.S. Treasury Note
  4.000%, 11/15/12.....................     300,000       304,336
                                                      -----------
                                                        2,555,811
                                                      -----------
TOTAL BONDS AND NOTES
  (cost $35,039,852)...................                38,073,628
                                                      -----------
COMMERCIAL PAPER -- 15.54%
ABN Amro North America
  1.310%, 01/02/03.....................   1,500,000     1,499,945
American Express
  1.310%, 01/17/03.....................   1,051,000     1,050,388
American Express Credit Corp.
  1.300%, 01/29/03.....................   1,301,000     1,299,685
American General Finance
  1.310%, 01/10/03.....................     500,000       499,836
General Electric Capital Corp.:
  1.260%, 01/09/03.....................   1,500,000     1,499,580
  1.330%, 01/22/03.....................     238,500       238,315
Prudential Funding
  1.300%, 01/07/03.....................     500,000       499,892
Toyota Motor Credit
  1.300%, 01/06/03.....................   1,000,000       999,819
                                                      -----------
TOTAL COMMERCIAL PAPER
  (cost $7,587,460)....................                 7,587,460
                                                      -----------
                                           SHARES        VALUE
                                         ----------   -----------
MONEY MARKET FUNDS -- 5.49%
Federated Prime Obligations Fund.......   1,322,645   $ 1,322,645
Janus Institutional Money Market
  Fund.................................   1,360,663     1,360,663
                                                      -----------
TOTAL MONEY MARKET FUNDS
  (cost $2,683,308)....................                 2,683,308
                                                      -----------
TOTAL INVESTMENTS -- 98.97%
  (cost $45,310,620)...................                48,344,396
                                                      -----------
OTHER ASSETS LESS
  LIABILITIES -- 1.03%.................                   503,367
                                                      -----------
NET ASSETS -- 100.00%..................               $48,847,763
                                                      ===========

                       See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

                                                      COUNTRY        COUNTRY       COUNTRY       COUNTRY       COUNTRY
                                                       GROWTH       BALANCED     TAX EXEMPT    SHORT-TERM       BOND
                                                        FUND          FUND        BOND FUND     BOND FUND       FUND
                                                    ------------   -----------   -----------   -----------   -----------
ASSETS:
  Investments in securities:
    At cost.......................................  $129,004,173   $17,052,281   $14,058,425   $37,908,819   $45,310,620
                                                    ============   ===========   ===========   ===========   ===========
    At value......................................  $140,890,744   $18,397,797   $15,138,252   $39,020,460   $48,344,396
  Receivable for capital stock sold...............        10,521           448            --         8,704       114,735
  Receivable from Advisor.........................            --            --            --        10,182            --
  Dividends receivable............................       209,567        18,141            --            --            --
  Interest receivable.............................         9,278        61,978       195,561       315,777       462,824
  Prepaid expenses and other assets...............        22,070         5,856         5,551         7,492         9,184
                                                    ------------   -----------   -----------   -----------   -----------
    Total assets..................................   141,142,180    18,484,220    15,339,364    39,362,615    48,931,139
                                                    ------------   -----------   -----------   -----------   -----------
LIABILITIES:
  Payable for capital stock redeemed..............       121,598        10,863            --        74,597        31,284
  Payable to Advisor..............................        91,474        11,948         6,443            --        12,314
  Accrued expenses and other liabilities..........       106,709        33,113        32,367        35,640        39,778
                                                    ------------   -----------   -----------   -----------   -----------
    Total liabilities.............................       319,781        55,924        38,810       110,237        83,376
                                                    ------------   -----------   -----------   -----------   -----------
NET ASSETS........................................  $140,822,399   $18,428,296   $15,300,554   $39,252,378   $48,847,763
                                                    ============   ===========   ===========   ===========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.................................  $132,765,178   $17,565,325   $14,215,147   $38,150,399   $45,609,502
  Undistributed (overdistributed) net investment
    income........................................        45,419           669         5,587        (7,052)       12,326
  Accumulated net realized gain (loss) on
    investments...................................    (3,874,769)     (483,214)           (7)       (2,710)      192,159
  Net unrealized appreciation (depreciation) on
    investment securities.........................    11,886,571     1,345,516     1,079,827     1,111,641     3,033,776
                                                    ------------   -----------   -----------   -----------   -----------
    Total -- representing net assets applicable to
      outstanding capital stock...................  $140,822,399   $18,428,296   $15,300,554   $39,252,278   $48,847,763
                                                    ============   ===========   ===========   ===========   ===========
CLASS Y:
  Net assets......................................  $139,358,451   $17,818,372   $15,240,730   $38,761,825   $48,264,640
  Shares outstanding..............................     7,884,165     1,381,107     1,690,528     3,726,328     4,470,656
  Net asset value, redemption price and offering
    price per share...............................  $      17.68   $     12.90   $      9.02   $     10.40   $     10.80
CLASS A:
  Net assets......................................  $  1,463,948   $   609,924   $    59,824   $   490,453   $   583,123
  Shares outstanding..............................        82,774        47,133         6,616        46,899        53,648
  Net asset value and redemption per share........  $      17.69   $     12.94   $      9.04   $     10.46   $     10.87
  Maximum sales charge of 5.50%, 5.50%, 4.25%,
    2.50% and 4.25%, respectively.................  $       1.03   $      0.75   $      0.40   $      0.27   $      0.48
  Maximum offering price per share................  $      18.72   $     13.69   $      9.44   $     10.73   $     11.35

                       See notes to financial statements

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

                                                             COUNTRY       COUNTRY     COUNTRY      COUNTRY      COUNTRY
                                                              GROWTH      BALANCED    TAX EXEMPT   SHORT-TERM      BOND
                                                               FUND         FUND      BOND FUND    BOND FUND       FUND
                                                           ------------   ---------   ----------   ----------   ----------
INVESTMENT INCOME:
  Dividends*.............................................  $  1,253,806   $ 109,820    $     --     $     --    $       --
  Interest...............................................       152,458     211,553     326,328      738,227     1,289,971
                                                           ------------   ---------    --------     --------    ----------
    Total investment income..............................     1,406,264     321,373     326,328      738,227     1,289,971
                                                           ------------   ---------    --------     --------    ----------
EXPENSES:
  12b-1 fees.............................................       145,144      18,654      15,402       36,614        49,884
  Investment advisory fees (Note F)......................       542,208      69,854      38,289       91,532       184,623
  Transfer agent fees....................................        58,200      13,080      14,017       20,238        18,770
  Professional fees......................................        14,973       7,960       9,017       11,758        10,433
  Printing...............................................        40,807       4,088       4,456        7,120         7,030
  Custody fees...........................................        14,364       1,940         978        2,406         3,124
  Trustee's fees.........................................         2,236       1,014       1,198        1,509         1,263
  Administration fees....................................        62,410      18,558      20,999       24,289        19,951
  Accounting fees........................................        29,842      17,260      17,323       20,852        20,951
  Insurance..............................................        11,020         997         925        2,518         2,626
  Registration fees......................................         9,785       4,217       5,168        5,442         5,096
  Miscellaneous..........................................           114          --         100          114            47
                                                           ------------   ---------    --------     --------    ----------
    Total expenses.......................................       931,103     157,622     127,872      224,392       323,798
Less: Expenses waived (Note F)...........................       (14,364)     (1,940)       (978)     (68,787)     (114,559)
                                                           ------------   ---------    --------     --------    ----------
    Net expenses.........................................       916,739     155,682     126,894      155,605       209,239
                                                           ------------   ---------    --------     --------    ----------
NET INVESTMENT INCOME....................................       489,525     165,691     199,434      582,622     1,080,732
                                                           ------------   ---------    --------     --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) IN INVESTMENTS:
  Net realized gain (loss) on investments................    (2,875,142)   (311,704)         --       (2,772)      223,308
  Change in unrealized appreciation/depreciation on
    investments..........................................   (11,383,438)   (565,479)    411,786      409,251     1,378,643
                                                           ------------   ---------    --------     --------    ----------
  Net realized and unrealized gain (loss) on
    investments..........................................   (14,258,580)   (877,183)    411,786      406,479     1,601,951
                                                           ------------   ---------    --------     --------    ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $(13,769,055)  $(711,492)   $611,220     $989,101    $2,682,683
                                                           ============   =========    ========     ========    ==========
* Net of foreign taxes withheld of:......................  $      8,951   $     420    $     --     $     --    $       --
                                                           ============   =========    ========     ========    ==========

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    COUNTRY GROWTH FUND             COUNTRY BALANCED FUND
                                                              -------------------------------   ------------------------------
                                                              SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                                  12/31/02        YEAR ENDED        12/31/02       YEAR ENDED
                                                                (UNAUDITED)        06/30/02       (UNAUDITED)       06/30/02
                                                              ----------------   ------------   ----------------   -----------
OPERATIONS:
  Net investment income.....................................    $    489,525     $    960,863     $   165,691      $   352,611
  Net realized loss on investments..........................      (2,875,142)        (999,625)       (311,704)        (170,044)
  Change in unrealized appreciation/depreciation on
    investments.............................................     (11,383,438)     (23,764,121)       (565,479)      (1,935,198)
                                                                ------------     ------------     -----------      -----------
  Net decrease in net assets resulting from operations......     (13,769,055)     (23,802,883)       (711,492)      (1,752,631)
                                                                ------------     ------------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y
  (NOTE B):
  Net investment income.....................................        (935,918)      (1,032,444)       (171,976)        (342,265)
  Net realized gains on investments.........................              --         (260,723)             --          (52,323)
                                                                ------------     ------------     -----------      -----------
  Total distributions -- Class Y............................        (935,918)      (1,293,167)       (171,976)        (394,588)
                                                                ------------     ------------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A
  (NOTE B):
  Net investment income.....................................          (7,404)              --          (3,913)            (898)
  Net realized gains on investments.........................              --               --              --               --
                                                                ------------     ------------     -----------      -----------
  Total distributions -- Class A............................          (7,404)              --          (3,913)            (898)
                                                                ------------     ------------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)................      (2,914,059)       2,688,486        (590,160)       2,125,442
                                                                ------------     ------------     -----------      -----------
  Total decrease in net assets..............................     (17,626,436)     (22,407,564)     (1,477,541)         (22,675)
NET ASSETS:
  Beginning of period.......................................     158,448,835      180,856,399      19,905,837       19,928,512
                                                                ------------     ------------     -----------      -----------
  End of period*............................................    $140,822,399     $158,448,835     $18,428,296      $19,905,837
                                                                ============     ============     ===========      ===========
* Including undistributed net investment income of:.........    $     45,419     $    499,215     $       669      $    10,866
                                                                ============     ============     ===========      ===========

                                                               COUNTRY TAX EXEMPT BOND FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED
                                                                  12/31/02        YEAR ENDED
                                                                (UNAUDITED)        06/30/02
                                                              ----------------   ------------
OPERATIONS:
  Net investment income.....................................    $    199,434     $    524,165
  Net realized gain on investments..........................              --          217,299
  Change in unrealized appreciation/depreciation on
    investments.............................................         411,786          107,060
                                                                ------------     ------------
  Net increase in net assets resulting from operations......         611,220          848,524
                                                                ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y
  (NOTE B):
  Net investment income.....................................        (200,588)        (522,412)
  Net realized gains on investments.........................        (170,034)         (88,660)
                                                                ------------     ------------
  Total distributions -- Class Y............................        (370,622)        (611,072)
                                                                ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A
  (NOTE B):
  Net investment income.....................................            (463)             (89)
  Net realized gains on investments.........................            (342)              --
                                                                ------------     ------------
  Total distributions -- Class A............................            (805)             (89)
                                                                ------------     ------------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)................          63,896       (1,238,447)
                                                                ------------     ------------
  Total increase (decrease) in net assets...................         303,689       (1,001,084)
NET ASSETS:
  Beginning of period.......................................      14,996,865       15,997,949
                                                                ------------     ------------
  End of period*............................................    $ 15,300,554     $ 14,996,865
                                                                ============     ============
* Including undistributed net investment income of:.........    $      5,587     $      7,204
                                                                ============     ============

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             COUNTRY SHORT-TERM BOND FUND          COUNTRY BOND FUND
                                                            ------------------------------   ------------------------------
                                                            SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                                12/31/02       YEAR ENDED        12/31/02       YEAR ENDED
                                                              (UNAUDITED)       06/30/02       (UNAUDITED)       06/30/02
                                                            ----------------   -----------   ----------------   -----------
OPERATIONS:
  Net investment income...................................    $   582,622      $ 1,279,748     $ 1,080,732      $ 2,293,181
  Net realized gain (loss) on investments.................         (2,772)         313,838         223,308          259,362
  Change in unrealized appreciation/depreciation on
    investments...........................................        409,251          284,876       1,378,643        1,034,726
                                                              -----------      -----------     -----------      -----------
  Net increase in net assets resulting from operations....        989,101        1,878,462       2,682,683        3,587,269
                                                              -----------      -----------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y
  (NOTE B):
  Net investment income...................................       (599,917)      (1,278,646)     (1,091,113)      (2,298,741)
  Net realized gains on investments.......................       (245,030)         (69,067)        (59,562)        (515,064)
                                                              -----------      -----------     -----------      -----------
  Total distributions -- Class Y..........................       (844,947)      (1,347,713)     (1,150,675)      (2,813,805)
                                                              -----------      -----------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A
  (NOTE B):
  Net investment income...................................         (5,228)            (348)         (9,283)            (628)
  Net realized gains on investments.......................         (1,347)              --            (320)              --
                                                              -----------      -----------     -----------      -----------
  Total distributions -- Class A..........................         (6,575)            (348)         (9,603)            (628)
                                                              -----------      -----------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)..............      5,591,767        4,738,669          34,913        2,608,541
                                                              -----------      -----------     -----------      -----------
  Total increase in net assets............................      5,729,346        5,269,070       1,557,318        3,381,377
NET ASSETS:
  Beginning of period.....................................     33,522,932       28,253,862      47,290,445       43,909,068
                                                              -----------      -----------     -----------      -----------
  End of period*..........................................    $39,252,278      $33,522,932     $48,847,763      $47,290,445
                                                              ===========      ===========     ===========      ===========
 *Including undistributed (overdistributed) net investment
   income of:.............................................    $    (7,052)     $    15,471     $    12,326      $    31,990
                                                              ===========      ===========     ===========      ===========

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                           COUNTRY GROWTH FUND
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                     12/31/02       ----------------------------------------------------
                                                   (UNAUDITED)        2002       2001       2000       1999       1998
                                                 ----------------   --------   --------   --------   --------   --------
CLASS Y SHARES
Net asset value, beginning of year.............      $  19.48       $  22.58   $  27.41   $  27.24   $  23.04   $  22.51
                                                     --------       --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................          0.06           0.12       0.14       0.12       0.15       0.17
  Net realized and unrealized gains (losses)...         (1.74)         (3.06)     (1.08)      2.46       5.50       2.19
                                                     --------       --------   --------   --------   --------   --------
    Total from investment operations...........         (1.68)         (2.94)     (0.94)      2.58       5.65       2.36
                                                     --------       --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS
  Dividends from net investment income.........         (0.12)         (0.13)     (0.15)     (0.16)     (0.15)     (0.15)
  Distributions from capital gains.............            --          (0.03)     (3.74)     (2.25)     (1.30)     (1.68)
                                                     --------       --------   --------   --------   --------   --------
    Total distributions........................         (0.12)         (0.16)     (3.89)     (2.41)     (1.45)     (1.83)
                                                     --------       --------   --------   --------   --------   --------
Net asset value, end of year...................      $  17.68       $  19.48   $  22.58   $  27.41   $  27.24   $  23.04
                                                     ========       ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN........................         -8.64%        -13.10%     -3.87%     10.29%     26.10%     10.98%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).........      $139,358       $157,630   $180,856   $194,505   $182,070   $160,315
  Ratio of expenses to average net assets:
    Before expense waiver......................          1.29%*         1.06%      1.12%      1.16%      1.08%      1.02%
    After expense waiver.......................          1.27%*         1.04%      1.10%      1.13%      1.04%      1.00%
  Ratio of net investment income to average net
    assets:
    Before expense waiver......................          0.66%*         0.54%      0.53%      0.41%      0.55%      0.73%
    After expense waiver.......................          0.68%*         0.56%      0.55%      0.44%      0.59%      0.75%
Portfolio turnover rate(3).....................          5.98%         17.24%     22.23%     30.82%     31.88%     33.06%

                                                                      COUNTRY GROWTH FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED   MARCH 1, 2002(1)
                                                                  12/31/02           THROUGH
                                                                (UNAUDITED)       JUNE 30, 2002
                                                              ----------------   ----------------
CLASS A SHARES
Net asset value, beginning of year..........................       $19.47             $21.59
                                                                   ------             ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.06(2)            0.01
  Net realized and unrealized losses........................        (1.78)             (2.13)
                                                                   ------             ------
    Total from investment operations........................        (1.72)             (2.12)
                                                                   ------             ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.12)                --
  Distributions from capital gains..........................           --                 --
                                                                   ------             ------
    Total distributions.....................................        (0.12)                --
                                                                   ------             ------
Net asset value, end of year................................       $17.63             $19.47
                                                                   ======             ======
TOTAL INVESTMENT RETURN.....................................        -8.54%             -9.82%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $1,464             $  819
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.29%*             1.06%*
    After expense waiver....................................         1.27%*             1.04%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         0.66%*             0.54%*
    After expense waiver....................................         0.68%*             0.56%*
Portfolio turnover rate(3)..................................         5.98%             17.24%

(1) Class A inception date

(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 *  Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                            COUNTRY BALANCED FUND
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEARS ENDED JUNE 30,
                                                          12/31/02       -----------------------------------------------
                                                        (UNAUDITED)       2002      2001      2000      1999      1998
                                                      ----------------   -------   -------   -------   -------   -------
CLASS Y SHARES
Net asset value, beginning of year..................      $ 13.50        $ 15.00   $ 16.95   $ 17.12   $ 15.20   $ 14.64
                                                          -------        -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................         0.12           0.25      0.31      0.36      0.37      0.39
  Net realized and unrealized gains (losses)........        (0.60)         (1.47)    (0.49)     0.96      2.04      1.22
                                                          -------        -------   -------   -------   -------   -------
    Total from investment operations................        (0.48)         (1.22)    (0.18)     1.32      2.41      1.61
                                                          -------        -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..............        (0.12)         (0.24)    (0.31)    (0.36)    (0.37)    (0.39)
  Distributions from capital gains..................           --          (0.04)    (1.46)    (1.13)    (0.12)    (0.66)
                                                          -------        -------   -------   -------   -------   -------
    Total distributions.............................        (0.12)         (0.28)    (1.77)    (1.49)    (0.49)    (1.05)
                                                          -------        -------   -------   -------   -------   -------
Net asset value, end of year........................      $ 12.90        $ 13.50   $ 15.00   $ 16.95   $ 17.12   $ 15.20
                                                          =======        =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.............................        -3.53%         -8.23%    -1.24%     8.14%    16.22%    11.41%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............      $17,818        $19,596   $19,929   $24,743   $23,285   $18,650
  Ratio of expenses to average net assets:
    Before expense waiver...........................         1.69%*         1.41%     1.34%     1.26%     1.22%     1.25%
    After expense waiver............................         1.67%*         1.39%     1.32%     1.23%     1.16%     1.21%
  Ratio of net investment income to average net
    assets:
    Before expense waiver...........................         1.76%*         1.72%     1.89%     2.13%     2.30%     2.57%
    After expense waiver............................         1.78%*         1.74%     1.91%     2.16%     2.36%     2.61%
Portfolio turnover rate(2)..........................         6.53%         16.75%    19.78%    25.85%    33.91%    20.07%

                                                                     COUNTRY BALANCED FUND
                                                              ------------------------------------
                                                              SIX MONTHS ENDED    MARCH 1, 2002(1)
                                                                  12/31/02            THROUGH
                                                                (UNAUDITED)        JUNE 30, 2002
                                                              ----------------    ----------------
CLASS A SHARES
Net asset value, beginning of year..........................       $13.54              $14.59
                                                                   ------              ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.12                0.05
  Net realized and unrealized losses........................        (0.60)              (1.05)
                                                                   ------              ------
    Total from investment operations........................        (0.48)              (1.00)
                                                                   ------              ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.12)              (0.05)
  Distributions from capital gains..........................           --                  --
                                                                   ------              ------
    Total distributions.....................................        (0.12)              (0.05)
                                                                   ------              ------
Net asset value, end of year................................       $12.94              $13.54
                                                                   ======              ======
TOTAL INVESTMENT RETURN.....................................        -3.52%              -6.84%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $  610              $  310
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.69%*              1.41%*
    After expense waiver....................................         1.67%*              1.39%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         1.76%*              1.72%*
    After expense waiver....................................         1.78%*              1.74%*
Portfolio turnover rate(2)..................................         6.53%              16.75%*

(1) Class A inception date

(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 *  Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         COUNTRY TAX EXEMPT BOND FUND
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEARS ENDED JUNE 30,
                                                          12/31/02       -----------------------------------------------
                                                        (UNAUDITED)       2002      2001      2000      1999      1998
                                                      ----------------   -------   -------   -------   -------   -------
CLASS Y SHARES
Net asset value, beginning of year..................      $  8.87        $  8.74   $  8.53   $  8.65   $  8.95   $  8.70
                                                          -------        -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................         0.12           0.30      0.37      0.36      0.36      0.37
  Net realized and unrealized gains (losses)........         0.25           0.18      0.28     (0.09)    (0.16)     0.27
                                                          -------        -------   -------   -------   -------   -------
    Total from investment operations................         0.37           0.48      0.65      0.27      0.20      0.64
                                                          -------        -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..............        (0.12)         (0.30)    (0.37)    (0.36)    (0.36)    (0.37)
  Distributions from capital gains..................        (0.10)         (0.05)    (0.07)    (0.03)    (0.14)    (0.02)
                                                          -------        -------   -------   -------   -------   -------
    Total distributions.............................        (0.22)         (0.35)    (0.44)    (0.39)    (0.50)    (0.39)
                                                          -------        -------   -------   -------   -------   -------
Net asset value, end of year........................      $  9.02        $  8.87   $  8.74   $  8.53   $  8.65   $  8.95
                                                          =======        =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.............................         4.22%          5.54%     7.73%     3.16%     2.14%     7.45%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............      $15,241        $14,986   $15,998   $15,678   $17,507   $17,669
  Ratio of expenses to average net assets:
    Before expense waiver...........................         1.67%*         1.26%     1.26%     1.17%     1.07%     1.01%
    After expense waiver............................         1.66%*         1.23%     0.85%     1.08%     1.00%     0.97%
  Ratio of net investment income to average net
    assets:
    Before expense waiver...........................         2.59%*         3.31%     3.81%     4.05%     3.83%     4.13%
    After expense waiver............................         2.60%*         3.34%     4.22%     4.14%     3.90%     4.17%
Portfolio turnover rate(2)..........................         0.00%         43.39%    35.37%    16.76%    39.85%    24.83%

                                                                  COUNTRY TAX EXEMPT BOND FUND
                                                              ------------------------------------
                                                              SIX MONTHS ENDED    MARCH 1, 2002(1)
                                                                  12/31/02            THROUGH
                                                                (UNAUDITED)        JUNE 30, 2002
                                                              ----------------    ----------------
CLASS A SHARES
Net asset value, beginning of year..........................       $ 8.90              $8.83
                                                                   ------              -----
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.12               0.07
  Net realized and unrealized gains.........................         0.24               0.07
                                                                   ------              -----
    Total from investment operations........................         0.36               0.14
                                                                   ------              -----
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.12)             (0.07)
  Distributions from capital gains..........................        (0.10)                --
                                                                   ------              -----
    Total distributions.....................................        (0.22)             (0.07)
                                                                   ------              -----
Net asset value, end of year................................       $ 9.04              $8.90
                                                                   ======              =====
TOTAL INVESTMENT RETURN.....................................         4.09%              1.61%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $   60              $  11
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.67%*             1.26%*
    After expense waiver....................................         1.66%*             1.23%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         2.59%*             3.31%*
    After expense waiver....................................         2.60%*             3.34%*
Portfolio turnover rate(2)..................................         0.00%             43.39%*

(1) Class A inception date

(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 *  Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         COUNTRY SHORT-TERM BOND FUND
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEARS ENDED JUNE 30,
                                                          12/31/02       -----------------------------------------------
                                                        (UNAUDITED)       2002      2001      2000      1999      1998
                                                      ----------------   -------   -------   -------   -------   -------
CLASS Y SHARES
Net asset value, beginning of year..................      $ 10.37        $ 10.18   $  9.91   $  9.99   $ 10.11   $ 10.01
                                                          -------        -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................         0.17           0.42      0.52      0.51      0.51      0.54
  Net realized and unrealized gains (losses)........         0.11           0.21      0.27     (0.08)    (0.09)     0.10
                                                          -------        -------   -------   -------   -------   -------
    Total from investment operations................         0.28           0.63      0.79      0.43      0.42      0.64
                                                          -------        -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..............        (0.17)         (0.42)    (0.52)    (0.51)    (0.51)    (0.54)
  Distributions from capital gains..................        (0.08)         (0.02)       --        --     (0.03)       --
                                                          -------        -------   -------   -------   -------   -------
    Total distributions.............................        (0.25)         (0.44)    (0.52)    (0.51)    (0.54)    (0.54)
                                                          -------        -------   -------   -------   -------   -------
Net asset value, end of year........................      $ 10.40        $ 10.37   $ 10.18   $  9.91   $  9.99   $ 10.11
                                                          =======        =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.............................         2.73%          6.37%     8.13%     4.43%     4.27%     6.50%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............      $38,762        $33,410   $28,254   $26,988   $29,738   $28,309
  Ratio of expenses to average net assets:
    Before expense waiver...........................         1.23%*         0.89%     0.99%     0.90%     0.90%     0.92%
    After expense waiver............................         0.85%*         0.84%     0.85%     0.84%     0.83%     0.86%
  Ratio of net investment income to average net
    assets:
    Before expense waiver...........................         2.80%*         4.04%     4.97%     5.06%     4.93%     5.30%
    After expense waiver............................         3.18%*         4.09%     5.11%     5.12%     5.00%     5.36%
Portfolio turnover rate(2)..........................        12.60%         74.60%    14.09%     7.95%    29.24%     1.54%

                                                                 COUNTRY SHORT-TERM BOND FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED   MARCH 1, 2002(1)
                                                                  12/31/02           THROUGH
                                                                (UNAUDITED)       JUNE 30, 2002
                                                              ----------------   ----------------
CLASS A SHARES
Net asset value, beginning of year..........................       $10.42             $10.31
                                                                   ------             ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.17               0.06
  Net realized and unrealized gains.........................         0.12               0.11
                                                                   ------             ------
    Total from investment operations........................         0.29               0.17
                                                                   ------             ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.17)             (0.06)
  Distributions from capital gains..........................        (0.08)                --
                                                                   ------             ------
    Total distributions.....................................        (0.25)             (0.06)
                                                                   ------             ------
Net asset value, end of year................................       $10.46             $10.42
                                                                   ======             ======
TOTAL INVESTMENT RETURN.....................................         2.82%              1.64%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $  490             $  113
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.23%*             0.89%*
    After expense waiver....................................         0.85%*             0.84%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         2.80%*             4.04%*
    After expense waiver....................................         3.18%*             4.09%*
Portfolio turnover rate(2)..................................        12.60%             74.60%

(1) Class A inception date

(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 *  Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                              COUNTRY BOND FUND
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEARS ENDED JUNE 30,
                                                          12/31/02       -----------------------------------------------
                                                        (UNAUDITED)       2002      2001      2000      1999      1998
                                                      ----------------   -------   -------   -------   -------   -------
CLASS Y SHARES
Net asset value, beginning of year..................      $ 10.46        $ 10.28   $  9.75   $ 10.01   $ 10.48   $ 10.04
                                                          -------        -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................         0.24           0.52      0.57      0.56      0.56      0.56
  Net realized and unrealized gains (losses)........         0.35           0.30      0.53     (0.16)    (0.21)     0.45
                                                          -------        -------   -------   -------   -------   -------
    Total from investment operations................         0.59           0.82      1.10      0.40      0.35      1.01
                                                          -------        -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..............        (0.24)         (0.52)    (0.57)    (0.56)    (0.56)    (0.56)
  Distributions from capital gains..................        (0.01)         (0.12)       --     (0.10)    (0.26)    (0.01)
                                                          -------        -------   -------   -------   -------   -------
    Total distributions.............................        (0.25)         (0.64)    (0.57)    (0.66)    (0.82)    (0.57)
                                                          -------        -------   -------   -------   -------   -------
Net asset value, end of year........................      $ 10.80        $ 10.46   $ 10.28   $  9.75   $ 10.01   $ 10.48
                                                          =======        =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.............................         5.73%          8.15%    11.49%     4.21%     3.29%    10.24%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............      $48,265        $47,149   $43,909   $40,000   $40,734   $38,800
  Ratio of expenses to average net assets:
    Before expense waiver...........................         1.31%*         1.11%     1.17%     1.10%     1.09%     1.12%
    After expense waiver............................         0.85%*         0.85%     0.85%     0.85%     0.85%     0.89%
  Ratio of net investment income to average net
    assets:
    Before expense waiver...........................         3.93%*         4.67%     5.29%     5.46%     5.08%     5.24%
    After expense waiver............................         4.39%*         4.93%     5.61%     5.71%     5.32%     5.47%
Portfolio turnover rate(2)..........................        11.89%         37.75%    49.90%    42.62%    29.19%    25.11%

                                                                       COUNTRY BOND FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED   MARCH 1, 2002(1)
                                                                  12/31/02           THROUGH
                                                                (UNAUDITED)       JUNE 30, 2002
                                                              ----------------   ----------------
CLASS A SHARES
Net asset value, beginning of year..........................       $10.54             $10.38
                                                                   ------             ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.24               0.08
  Net realized and unrealized gains.........................         0.34               0.16
                                                                   ------             ------
    Total from investment operations........................         0.58               0.24
                                                                   ------             ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................        (0.24)             (0.08)
  Distributions from capital gains..........................        (0.01)                --
                                                                   ------             ------
    Total distributions.....................................        (0.25)             (0.08)
                                                                   ------             ------
Net asset value, end of year................................       $10.87             $10.54
                                                                   ======             ======
TOTAL INVESTMENT RETURN.....................................         5.59%              2.30%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................       $  583             $  141
  Ratio of expenses to average net assets:
    Before expense waiver...................................         1.31%*             1.11%*
    After expense waiver....................................         0.85%*             0.85%*
  Ratio of net investment income to average net assets:
    Before expense waiver...................................         3.93%*             4.67%*
    After expense waiver....................................         4.39%*             4.93%*
Portfolio turnover rate(2)..................................        11.89%             37.75%

(1) Class A inception date

(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 *  Annualized.

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2002 (unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of five funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. The five Funds are as follows: COUNTRY Growth Fund ("Growth Fund"); COUNTRY Balanced Fund ("Balanced Fund") (f/k/a COUNTRY Asset Allocation Fund); COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund"); COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund") (f/k/a COUNTRY Short-Term Government Bond Series); and COUNTRY Bond Fund ("Bond Fund") (f/k/a COUNTRY Long-Term Bond Series). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds (formerly operated through four corporations) were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

The Funds offers Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and certain others who meet the standards set out in the Funds' Prospectus.

Class A shares sales charge is calculated as follows:

                                                 SALES CHARGE
                                                   AS % OF
           AMOUNT OF TRANSACTION                OFFERING PRICE
--------------------------------------------    --------------
GROWTH AND BALANCED
Up To $49,999...............................        5.50%
$50,000-$99,999.............................        4.50%
$100,000-$249,000...........................        3.50%
$250,000-$499,999...........................        2.50%
$500,000-$999,999...........................        2.00%
$1,000,000 & Above..........................           0%
TAX EXEMPT BOND AND BOND
Up To $49,999...............................        4.25%
$50,000-$99,999.............................        4.00%
$100,000-$249,999...........................        3.50%
$250,000-$499,999...........................        2.50%
$500,000-$999,999...........................        2.00%
$1,000,000 & Above..........................           0%
SHORT-TERM BOND
Up To $49,999...............................        2.50%
$50,000-$99,999.............................        2.00%
$100,000-$249,999...........................        1.50%
$250,000-$499,999...........................        1.00%
$500,000-$999,999...........................        0.75%
$1,000,000 & Above..........................           0%

The Funds' prospectus provides descriptions of each Fund's investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

    (1) SECURITY VALUATION: Securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange for each of the Funds. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Directors.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

    (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations. Income expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon current net assets. Expenses directly attributable to a class of shares are charged to that Class.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

For the six months ended December 31, 2002, the Tax Exempt Bond Fund designated 100% of its income distributions as tax-exempt interest dividends.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2002 (unaudited) (continued)
--------------------------------------------------------------------------------

NOTE (C) CAPITAL STOCK: At December 31, 2002, each of the Funds is authorized to issue an unlimited number of shares. The Growth Fund, Balanced Fund, and Tax Exempt Bond Fund each have a par value of $1.00 per share. The Short Term Bond Fund and Bond Fund each have a par value of $0.10 per share.

Transactions in capital stock were as follows:

                                                GROWTH FUND
                                                -----------
                                SIX MONTHS ENDED            PERIOD ENDED
                                DECEMBER 31, 2002          JUNE 30, 2002*
                             -----------------------   -----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                             --------   ------------   --------   ------------
Class A
 Shares sold..............     42,968   $    770,089     42,373   $    878,808
 Shares issued through
   reinvestment of
   dividends..............        414          7,345         --             --
 Shares redeemed..........     (2,669)       (47,494)      (312)        (6,705)
                             --------   ------------   --------   ------------
Total Class A
 transactions.............     40,713        729,940     42,061        872,103
                             ========   ============   ========   ============
Class Y
 Shares sold..............    350,844      6,264,622    749,494     15,938,132
 Shares issued through
   reinvestment of
   dividends..............     48,602        863,524     54,270      1,201,877
 Shares redeemed..........   (608,687)   (10,772,145)  (721,377)   (15,323,626)
                             --------   ------------   --------   ------------
Total Class Y
 transactions.............   (209,241)    (3,643,999)    82,387      1,816,383
                             ========   ============   ========   ============
Net increase (decrease) in
 capital stock............   (168,528)  $ (2,914,059)   124,448   $  2,688,486
                             ========   ============   ========   ============

                                             BALANCED FUND
                                             -------------
                               SIX MONTHS ENDED           PERIOD ENDED
                              DECEMBER 31, 2002          JUNE 30, 2002*
                            ----------------------   ----------------------
                             SHARES      AMOUNT       SHARES      AMOUNT
                            --------   -----------   --------   -----------
Class A
 Shares sold..............    29,840   $   388,102     23,103   $   328,088
 Shares issued through
   reinvestment of
   dividends..............       299         3,864         65           898
 Shares redeemed..........    (5,905)      (76,480)      (268)       (3,740)
                            --------   -----------   --------   -----------
Total Class A
 transactions.............    24,234       315,486     22,900       325,246
                            ========   ===========   ========   ===========
Class Y
 Shares sold..............    62,923       810,160    201,113     2,925,998
 Shares issued through
   reinvestment of
   dividends..............    11,831       152,450     24,106       347,088
 Shares redeemed..........  (145,085)   (1,868,256)  (102,124)   (1,472,890)
                            --------   -----------   --------   -----------
Total Class Y
 transactions.............   (70,331)     (905,646)   123,095     1,800,196
                            ========   ===========   ========   ===========
Net increase (decrease) in
 capital stock............   (46,097)  $  (590,160)   145,995   $ 2,125,442
                            ========   ===========   ========   ===========

                                                                      TAX EXEMPT BOND FUND
                                                                      --------------------
                                                           SIX MONTHS ENDED           PERIOD ENDED
                                                           DECEMBER 31, 2002         JUNE 30, 2002*
                                                         ---------------------   ----------------------
                                                          SHARES      AMOUNT      SHARES      AMOUNT
                                                         --------    ---------   --------   -----------
Class A
 Shares sold..........................................     5,978     $  53,387      1,239   $    10,771
 Shares issued through reinvestment of dividends......        90           804         10            89
 Shares redeemed......................................      (701)       (6,246)        --            --
                                                         -------     ---------   --------   -----------
Total Class A transactions............................     5,367        47,945      1,249        10,860
                                                         =======     =========   ========   ===========
Class Y
 Shares sold..........................................    12,719       113,352     73,115       645,422
 Shares issued through reinvestment of dividends......    30,316       269,140     47,894       419,264
Shares redeemed.......................................   (41,146)     (366,541)  (262,475)   (2,313,993)
                                                         -------     ---------   --------   -----------
Total Class Y transactions............................     1,889        15,951   (141,466)   (1,249,307)
                                                         =======     =========   ========   ===========
Net increase (decrease) in capital stock..............     7,256     $  63,896   (140,217)  $(1,238,447)
                                                         =======     =========   ========   ===========

                                                                   SHORT-TERM BOND FUND
                                                                   --------------------
                                                        SIX MONTHS ENDED            PERIOD ENDED
                                                        DECEMBER 31, 2002          JUNE 30, 2002*
                                                     -----------------------   -----------------------
                                                      SHARES       AMOUNT       SHARES       AMOUNT
                                                     ---------   -----------   ---------   -----------
Class A
 Shares sold......................................      38,000   $   396,628      10,832   $   112,396
 Shares issued through reinvestment of
   dividends......................................         597         6,216          31           321
 Shares redeemed..................................      (2,561)      (26,707)         --            --
                                                     ---------   -----------   ---------   -----------
Total Class A transactions........................      36,036       376,137      10,863       112,717
                                                     =========   ===========   =========   ===========
Class Y
 Shares sold......................................   1,029,232    10,687,840   1,116,816    11,544,139
 Shares issued through reinvestment of
   dividends......................................      66,458       687,900     109,447     1,129,421
 Shares redeemed..................................    (592,268)   (6,160,110)   (778,132)   (8,047,608)
                                                     ---------   -----------   ---------   -----------
Total Class Y transactions........................     503,422     5,215,630     448,131     4,625,952
                                                     =========   ===========   =========   ===========
Net increase (decrease) in capital stock..........     539,458   $ 5,591,767     458,994   $ 4,738,669
                                                     =========   ===========   =========   ===========

                                                                        BOND FUND
                                                                        ---------
                                                       SIX MONTHS ENDED            PERIOD ENDED
                                                      DECEMBER 31, 2002           JUNE 30, 2002*
                                                    ----------------------   -------------------------
                                                     SHARES      AMOUNT        SHARES        AMOUNT
                                                    --------   -----------   ----------   ------------
Class A
 Shares sold......................................    42,998   $   461,155       13,323   $    139,514
 Shares issued through reinvestment of
   dividends......................................       872         9,366           58            606
 Shares redeemed..................................    (3,603)      (38,763)          --             --
                                                    --------   -----------   ----------   ------------
Total Class A transactions........................    40,267       431,758       13,381        140,120
                                                    ========   ===========   ==========   ============
Class Y
 Shares sold......................................   697,938     7,438,636    1,055,642     11,002,884
 Shares issued through reinvestment of
   dividends......................................    97,406     1,036,915      240,405      2,498,017
 Shares redeemed..................................  (831,834)   (8,872,396)  (1,059,144)   (11,032,480)
                                                    --------   -----------   ----------   ------------
Total Class Y transactions........................   (36,490)     (396,845)     236,903      2,468,421
                                                    ========   ===========   ==========   ============
Net increase (decrease) in capital stock..........     3,777   $    34,913      250,284   $  2,608,541
                                                    ========   ===========   ==========   ============

* Class A capital stock transactions are for the period of March 1, 2002 through June 30, 2002. Class Y capital stock transactions are for the fiscal year ended June 30, 2002.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2002 (unaudited) (continued)
--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term notes for the six months ended December 31, 2002 were as follows:

                                   PURCHASES      SALES
                                   ----------   ----------
Growth Fund......................  $9,234,751   $7,628,845
Balanced Fund....................  $1,178,020   $  790,430
Tax Exempt Bond Fund.............  $       --   $       --
Short-Term Bond Fund.............  $3,994,831   $1,233,790
Bond Fund........................  $1,875,569   $4,231,612

For the six months ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                   PURCHASES      SALES
                                   ----------   ----------
Growth Fund......................  $       --   $       --
Balanced Fund....................  $       --   $  749,167
Tax Exempt Bond Fund.............  $       --   $       --
Short-Term Bond Fund.............  $4,910,491   $2,451,516
Bond Fund........................  $2,910,344   $5,447,639

NOTE (E) INCOME TAX INFORMATION: The following information for the Funds is presented on an income tax basis as of December 31, 2002:

                                                                                                 YEAR ENDED JUNE 30, 2002
                                                                                              ------------------------------
                                               GROSS           GROSS        NET UNREALIZED    DISTRIBUTABLE    DISTRIBUTABLE
                              COST OF        UNREALIZED      UNREALIZED     APPRECIATION/       ORDINARY         LONG-TERM
                            INVESTMENTS     APPRECIATION    DEPRECIATION     DEPRECIATION        INCOME            GAINS
                            ------------    ------------    ------------    --------------    -------------    -------------
Growth Fund.............    $129,004,173    $29,572,184     $(17,685,613)    $11,886,571        $499,215         $     --
Balanced Fund...........    $ 17,052,281    $ 2,727,585     $ (1,382,069)    $ 1,345,516        $ 10,866         $     --
Tax Exempt Bond Fund....    $ 14,058,425    $ 1,079,827     $         --     $ 1,079,827        $  7,204         $170,369
Short-Term Bond Fund....    $ 37,908,819    $ 1,141,978     $    (30,337)    $ 1,111,641        $169,375         $ 92,535
Bond Fund...............    $ 45,320,225    $ 3,052,008     $    (27,837)    $ 3,024,171        $ 92,045         $     --

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

The tax components of dividends paid during the year ended June 30, 2002, capital loss carryovers (expiring in varying amounts through 2010) as of June 30, 2002, and tax basis post-October losses as of June 30, 2002, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                                           ORDINARY         LONG-TERM      NET CAPITAL
                                                            INCOME        CAPITAL GAINS       LOSS        POST-OCTOBER
                                                         DISTRIBUTIONS    DISTRIBUTIONS    CARRYOVERS        LOSSES
                                                         -------------    -------------    -----------    ------------
Growth Fund..........................................     $1,032,769        $260,398        $999,626        $    --
Balanced Fund........................................     $  343,211        $ 52,275        $160,086        $11,423
Tax Exempt Bond Fund.................................     $  522,501        $ 88,660        $     --        $    --
Short-Term Bond Fund.................................     $1,315,262        $ 32,799        $     --        $    --
Bond Fund............................................     $2,673,664        $140,769        $     --        $21,717

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Tax Exempt Bond Fund 0.50%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund for the six months ended December 31, 2002 were: $14,364, $1,940, $978, $2,406 and
$3,124, respectively.

The Advisor agreed to reduce its fees and reimburse the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets. This agreement has been in effect since November 1, 1997 as a non-contractual waiver. Effective January 30, 2002, this agreement became contractual.

Investment advisory fees, for the six months ended December 31, 2002, are as follows:

                                                   EXPENSES
                                                    WAIVED
                                                     AND
                            ADVISORY   ADVISORY   REIMBURSED
                              RATE       FEE      BY ADVISOR
                            --------   --------   ----------
Short-Term Bond Fund......   0.50%     $ 91,532    $ 66,381
Bond Fund.................   0.75%     $184,623    $111,435

At December 31, 2002, 62.4% of the shares outstanding of the Growth Fund, 81.2% of the shares outstanding of the Balanced Fund, 13.8% of the shares outstanding of the Tax Exempt Bond Fund, 94.6% of the shares outstanding of the

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2002 (unaudited) (continued)
--------------------------------------------------------------------------------

Short-Term Bond Fund, and 96.3% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the Advisor's clients, including a defined contribution benefit plan sponsored by the Advisor.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees billed to the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund during the six months ended December 31, 2002 were $4,680, $914, $1,074, $1,531, and $1,659, respectively.

NOTE (G) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the "Plans"), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2002, the annualized Rule 12b-1 Plan expenses incurred were 0.10% of average net assets.

COUNTRY MUTUAL FUNDS TRUST

COUNTRY Growth Fund
COUNTRY Balanced Fund
COUNTRY Tax Exempt Bond Fund
COUNTRY Short-Term Bond Fund
COUNTRY Bond Fund

BOARD OF DIRECTORS

Ronald R. Warfield
Charlot R. Cole
Nancy J. Erickson
Ailene Miller
David A. Downs
Robert L. Phelps
Roger D. Grace

OFFICERS

Ronald R. Warfield, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Richard M. Miller, Vice President
Philip T. Nelson, Vice President
Paul M. Harmon, Secretary
David A. Magers, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR

COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR

Quasar Distributors, LLC
Milwaukee, Wisconsin

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN

COUNTRY Trust Bank
1705 N. Towanda Ave., P.O. Box 2020
Bloomington, Illinois 61702-2020
www.countryinvestment.com

INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
Milwaukee, Wisconsin

GENERAL COUNSEL

Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

COUNTRY LOGO                                                  F30-113-06 (02/03)